Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	49,376,039	17,329,615	9,568,475
Common stock, shares outstanding	49,376,039	17,329,615	9,568,475
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock authorized		75,000,000	75,000,000
Series seed 1 preferred stock
Preferred stock, shares issued			213,730
Preferred stock, shares outstanding			213,730
Series seed 2 preferred stock
Preferred stock, shares issued			3,635,252
Preferred stock, shares outstanding			3,635,252
Series A preferred stock
Preferred stock, shares issued			1,861,799
Preferred stock, shares outstanding			1,861,799